Document And Entity Information	Apr. 14, 2025
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 14, 2025
Entity Registrant Name	BrightSpring Health Services, Inc.
Entity Central Index Key	0001865782
Entity Emerging Growth Company	false
Entity File Number	001-41938
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-2956404
Entity Address, Address Line One	805 N. Whittington Parkway
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40222
City Area Code	502
Local Phone Number	394-2100
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K (this “Amendment”) amends the Current Report on Form 8-K filed by BrightSpring Health Services, Inc. (the “Company”) on March 5, 2025 (the “Original Form 8-K”), which disclosed, among other things, the departure of Jim Mattingly as the Company’s Chief Financial Officer and the appointment of Jennifer Phipps as the Company’s Chief Financial Officer, effective March 4, 2025 (the “Transition Date”). At the time of the filing of the Original Form 8-K, the Compensation Committee (the “Committee”) of the Company’s Board of Directors had not yet determined the terms of Mr. Mattingly’s separation. The Company is filing this Amendment to disclose the terms of Mr. Mattingly’s separation. No other changes have been made to the Original Form 8-K.
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BTSG
Security Exchange Name	NASDAQ
Six Point Seven Five Percentage Tangible Equity Units [Member]
Document Information [Line Items]
Title of 12(b) Security	6.75% Tangible Equity Units
Trading Symbol	BTSGU
Security Exchange Name	NASDAQ